Vaughan Nelson International Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	AUSTRALIA — 6.5%
45,123	ALS Ltd.	$370,726
166,115	Capricorn Metals Ltd. *	495,239
99,635	Steadfast Group Ltd.	385,520
184,677	Ventia Services Group Pty Ltd.	396,214
		1,647,699
	AUSTRIA — 2.6%
2,485	DO & Co. A.G.	346,444
13,367	Kontron A.G.	309,997
		656,441
	BELGIUM — 2.2%
2,744	D'ieteren Group	554,338
	CANADA — 1.0%
1,875	TFI International, Inc.	246,406
	CHINA — 0.9%
278,900	Focus Media Information Technology Co., Ltd. - Class A	219,691
	DENMARK — 1.3%
2,165	Pandora A/S	316,341
	FINLAND — 2.2%
32,785	Metso Oyj	327,683
8,083	Valmet Oyj	228,786
		556,469
	FRANCE — 8.6%
3,548	Alten S.A.	548,608
17,325	Bureau Veritas S.A.	460,840
4,555	Eurazeo S.E.	388,007
2,110	Sopra Steria Group	494,923
12,386	Tikehau Capital SCA	283,781
		2,176,159
	GERMANY — 6.8%
16,553	AIXTRON S.E.	616,091
14,011	Jenoptik A.G.	437,565
8,981	Jungheinrich A.G.	302,303
2,850	Krones A.G.	353,196
		1,709,155
	IRELAND — 1.0%
6,696	Smurfit Kappa Group PLC	249,532
	ITALY — 1.3%
100,817	Piaggio & C S.p.A.	335,149

Vaughan Nelson International Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 35.5%
28,310	Ai Holdings Corp.	$475,241
34,100	ASKUL Corp.	460,918
13,112	Change Holdings, Inc.	120,581
16,250	Dentsu Soken, Inc.	606,707
15,910	Fukuoka Financial Group, Inc.	391,025
33,770	Future Corp.	400,804
6,170	Horiba Ltd.	495,044
31,420	Internet Initiative Japan, Inc.	609,278
15,600	JCU Corp.	393,689
9,710	Jeol Ltd.	443,882
11,266	JSB Co., Ltd.	201,563
14,850	Kato Sangyo Co., Ltd.	484,222
17,560	Kyoto Financial Group, Inc.	291,838
11,310	Nakanishi, Inc.	185,098
20,798	Nippon Ceramic Co., Ltd.	376,639
21,900	Optex Group Co., Ltd.	271,977
31,880	Raito Kogyo Co., Ltd.	445,654
9,450	Taiyo Yuden Co., Ltd.	228,272
6,597	Takeuchi Manufacturing Co., Ltd.	225,537
26,160	TKC Corp.	677,618
18,830	Usen-Next Holdings Co., Ltd.	546,540
5,260	Visional, Inc. *	329,206
8,157	Zenkoku Hosho Co., Ltd.	303,550
		8,964,883
	JERSEY — 2.0%
50,746	JTC PLC [1]	510,084
	LUXEMBOURG — 3.0%
11,833	Befesa S.A. [1]	415,836
7,636	Shurgard Self Storage Ltd. - REIT	354,182
		770,018
	NORWAY — 2.7%
7,240	Aker A.S.A. - Class A	430,211
9,390	Aker BP A.S.A.	249,224
		679,435
	SPAIN — 1.0%
4,421	Viscofan S.A.	258,963
	SWEDEN — 2.8%
35,629	Dometic Group A.B. [1]	283,531
44,935	Securitas A.B. - B Shares	436,499
		720,030

Vaughan Nelson International Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 15.4%
4,430	4imprint Group PLC	$303,775
82,155	Beazley PLC	565,507
9,730	Bunzl PLC	395,414
11,113	Computacenter PLC	405,983
105,920	ConvaTec Group PLC [1]	322,351
12,910	CVS Group PLC	276,164
30,448	Inchcape PLC	262,174
68,440	QinetiQ Group PLC	309,086
2,986	Renewi PLC *	22,209
51,807	RS GROUP PLC	513,343
35,070	YouGov PLC	517,761
		3,893,767
	Total Common Stocks
	(Cost $22,652,267)	24,464,560

Principal Amount
	SHORT-TERM INVESTMENTS — 1.8%
$460,496	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[2]	460,496
	Total Short-Term Investments
	(Cost $460,496)	460,496
	TOTAL INVESTMENTS — 98.6%
	(Cost $23,112,763)	24,925,056
	Other Assets in Excess of Liabilities — 1.4%	355,143
	TOTAL NET ASSETS — 100.0%	$25,280,199

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,531,802, which represents 6.06% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.